PSF NATURAL RESOURCES PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Long-Term Investments — 99.7%
Common Stocks
Agricultural & Farm Machinery — 1.0%
AGCO Corp.	27,500	$2,545,675
Kubota Corp. (Japan)	222,300	2,747,050
		5,292,725
Aluminum — 0.2%
Alcoa Corp.	28,501	869,281
Coal & Consumable Fuels — 1.3%
Cameco Corp. (Canada)	114,865	4,727,843
Uranium Energy Corp.*	411,400	1,966,492
		6,694,335
Construction Machinery & Heavy Trucks — 0.6%
KION Group AG (Germany)	74,149	3,109,532
Construction Materials — 2.4%
Heidelberg Materials AG (Germany)	25,756	4,439,758
Holcim AG*	54,137	5,825,857
Knife River Corp.*	17,100	1,542,591
Vulcan Materials Co.	4,607	1,074,813
		12,883,019
Copper — 2.0%
First Quantum Minerals Ltd. (Zambia)*	160,600	2,159,487
Freeport-McMoRan, Inc.	168,083	6,363,622
Southern Copper Corp. (Mexico)	24,045	2,247,246
		10,770,355
Diversified Chemicals — 0.9%
BASF SE (Germany)	93,111	4,667,548
Diversified Metals & Mining — 3.5%
Anglo American PLC (South Africa)	70,487	1,975,636
BHP Group Ltd. (Australia)	182,960	4,439,185
Glencore PLC (Australia)*	952,029	3,484,552
Ivanhoe Electric, Inc.*	239,312	1,390,403
Ivanhoe Mines Ltd. (Congo (Democratic Republic)) (Class A Stock)*	150,578	1,278,665
MP Materials Corp.*	97,600	2,382,416
Teck Resources Ltd. (Canada)(Class B Stock)	94,854	3,455,531
		18,406,388
Diversified Support Services — 0.3%
SPIE SA (France)	35,272	1,509,054
Electric Utilities — 2.5%
Constellation Energy Corp.	11,000	2,217,930
NextEra Energy, Inc.	72,479	5,138,036
NRG Energy, Inc.	18,200	1,737,372
Southern Co. (The)	43,138	3,966,539
		13,059,877
Fertilizers & Agricultural Chemicals — 1.3%
CF Industries Holdings, Inc.	8,712	680,843
Corteva, Inc.	56,400	3,549,252
Mosaic Co. (The)	98,456	2,659,296
		6,889,391
	Shares	Value
Common Stocks (continued)
Forest Products — 1.4%
Louisiana-Pacific Corp.	32,014	$2,944,647
West Fraser Timber Co. Ltd. (Canada)	54,798	4,208,904
		7,153,551
Gold — 4.0%
Agnico Eagle Mines Ltd. (Canada)	36,854	3,995,342
Alamos Gold, Inc. (Canada) (Class A Stock)	207,771	5,555,797
Artemis Gold, Inc. (Canada)*	120,100	1,427,964
Franco-Nevada Corp. (Canada)	29,160	4,586,208
Osisko Gold Royalties Ltd. (Canada)	187,618	3,959,528
Skeena Resources Ltd. (Canada)*	129,000	1,300,712
		20,825,551
Industrial Gases — 4.9%
Air Liquide SA (France)	43,889	8,336,506
Linde PLC	33,404	15,554,238
Nippon Sanso Holdings Corp. (Japan)	54,200	1,644,135
		25,534,879
Industrial Machinery — 0.9%
Interpump Group SpA (Italy)	53,606	1,914,580
Stanley Black & Decker, Inc.	33,317	2,561,411
		4,475,991
Integrated Oil & Gas — 20.1%
BP PLC	753,964	4,230,835
Chevron Corp.	126,601	21,179,081
Exxon Mobil Corp.	226,444	26,930,985
Galp Energia SGPS SA (Portugal)	327,931	5,745,352
Shell PLC	649,645	23,647,291
Suncor Energy, Inc. (Canada)	238,165	9,221,746
TotalEnergies SE (France)	230,747	14,867,718
		105,823,008
Multi-Utilities — 1.2%
Ameren Corp.	20,933	2,101,673
National Grid PLC (United Kingdom)	323,325	4,217,526
		6,319,199
Oil & Gas Equipment & Services — 7.2%
Atlas Energy Solutions, Inc.	119,823	2,137,642
Baker Hughes Co.	176,408	7,753,132
Expro Group Holdings NV*	189,680	1,885,419
Flowco Holdings, Inc. (Class A Stock)*	33,634	862,712
Kodiak Gas Services, Inc.	76,979	2,871,317
Schlumberger NV	261,037	10,911,346
TechnipFMC PLC (United Kingdom)	182,559	5,785,295
Tenaris SA, ADR	83,582	3,268,892
Weatherford International PLC	44,500	2,382,975
		37,858,730
Oil & Gas Exploration & Production — 17.5%
Canadian Natural Resources Ltd. (Canada)	356,464	10,968,504
ConocoPhillips	198,461	20,842,374
Diamondback Energy, Inc.	33,240	5,314,411
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PSF NATURAL RESOURCES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Oil & Gas Exploration & Production (cont’d.)
EOG Resources, Inc.	106,066	$13,601,904
EQT Corp.	132,588	7,084,177
Expand Energy Corp.	56,149	6,250,507
Hess Corp.	40,151	6,413,319
Ovintiv, Inc.	99,353	4,252,309
Permian Resources Corp.	280,325	3,882,501
Range Resources Corp.	110,023	4,393,218
Texas Pacific Land Corp.	2,600	3,444,974
Viper Energy, Inc.	94,407	4,262,476
Vista Energy SAB de CV (Argentina), ADR*	28,800	1,340,928
		92,051,602
Oil & Gas Refining & Marketing — 6.0%
HF Sinclair Corp.	73,000	2,400,240
Marathon Petroleum Corp.	71,390	10,400,809
Phillips 66	77,116	9,522,284
Valero Energy Corp.	71,777	9,479,588
		31,802,921
Oil & Gas Storage & Transportation — 10.5%
Enbridge, Inc. (Canada)	262,407	11,627,254
Kinder Morgan, Inc.	115,100	3,283,803
ONEOK, Inc.	97,200	9,644,184
South Bow Corp. (Canada)(a)	141,800	3,622,228
Targa Resources Corp.	55,642	11,154,552
Williams Cos., Inc. (The)	270,884	16,188,028
		55,520,049
Paper Packaging — 1.1%
International Paper Co.	70,530	3,762,775
Packaging Corp. of America	11,389	2,255,250
		6,018,025
Paper Products — 0.8%
Stora Enso OYJ (Finland)(Class R Stock)	300,833	2,850,777
UPM-Kymmene OYJ (Finland)	54,106	1,451,573
		4,302,350
Precious Metals & Minerals — 0.0%
Sedibelo Platinum Mines Ltd. (South Africa) Private Placement^(x)	129,100	17
Semiconductor Equipment — 0.4%
Entegris, Inc.	26,500	2,318,220
Specialty Chemicals — 5.3%
Akzo Nobel NV (Netherlands)	40,756	2,509,987
DuPont de Nemours, Inc.	21,200	1,583,216
International Flavors & Fragrances, Inc.	46,337	3,596,215
PPG Industries, Inc.	16,400	1,793,340
RPM International, Inc.	28,641	3,313,191
Sherwin-Williams Co. (The)	22,422	7,829,538
	Shares	Value
Common Stocks (continued)
Specialty Chemicals (cont’d.)
Shin-Etsu Chemical Co. Ltd. (Japan)	187,300	$5,344,637
Syensqo SA (Belgium)	27,304	1,863,295
		27,833,419
Steel — 2.4%
Champion Iron Ltd. (Australia)	783,298	2,394,324
Steel Dynamics, Inc.	32,009	4,003,686
United States Steel Corp.	77,200	3,262,472
Warrior Met Coal, Inc.	59,877	2,857,330
		12,517,812

Total Long-Term Investments (cost $430,502,342)		524,506,829
Short-Term Investment — 0.7%
Affiliated Mutual Fund
PGIM Institutional Money Market Fund (7-day effective yield 4.548%) (cost $3,832,048; includes $3,710,338 of cash collateral for securities on loan)(b)(wb)	3,834,733	3,832,432

TOTAL INVESTMENTS—100.4% (cost $434,334,390)		528,339,261

Liabilities in excess of other assets — (0.4)%		(1,934,078)

Net Assets — 100.0%		$526,405,183

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt

*	Non-income producing security.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $17 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $3,444,476; cash collateral of $3,710,338 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(x)	The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

A2

PSF NATURAL RESOURCES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
(x) Restricted Securities:
Issuer Description	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Sedibelo Platinum Mines Ltd. (South Africa)Private Placement^	11/27/07	$1,102,975	$17	0.0%

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A3